Shareholders' Equity - Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	$ 20	$ 103	$ 177
Amortization of unrealized gains (losses)	17,945	13,487	14,840
Realized gains (losses) on derivative hedges	(3,217)	(993)	(2,015)
Actuarial gains (losses) and prior service cost (credit) amortization	(1,398)	(1,207)	(1,833)
Applicable income taxes	(1,463)	(2,181)	(1,066)
Net income (loss)	5,838	7,985	4,985
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	(388)	(77)	32
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on investment securities available-for-sale [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of investment securities	20	103	177
Applicable income taxes	(5)	(26)	(45)
Net income (loss)	15	77	132
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains (losses)	(400)	(36)	0
Applicable income taxes	119	9	0
Net income (loss)	(281)	(27)	0
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivative Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(36)	(14)	(10)
Applicable income taxes	9	4	3
Net income (loss)	(27)	(10)	(7)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Retirement Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses) and prior service cost (credit) amortization	(128)	(157)	(125)
Applicable income taxes	33	40	32
Net income (loss)	$ (95)	$ (117)	$ (93)